Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt

As of December 31, 2015 and 2016 and September 30, 2017, the balances of this debt are as follows (in thousands):

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Current portion of promissory notes to related parties	$1,064	$1,123	$779
Current portion of mortgage	230	766	798
Current portion of capital lease obligation	—	—	44
Long-term portion of promissory notes to related parties	1,619	496	—
Long-term portion of mortgage	737	—	—
Long-term portion of capital lease obligation	—	—	179
Convertible bonds, net of debt discount of $3,502 as of December 31, 2016	—	14,498	—
Convertible bonds—related parties, net of debt discount of $3,871 as of December 31, 2016	—	16,129	—
Derivative liability	—	8,795	—

Total	$3,650	$41,807	$1,800